Condensed Consolidated Statements of Financial Position (Unaudited) - Parenthetical - $ / shares	Sep. 30, 2018	Dec. 31, 2017
Preferred Stock, Par or Stated Value Per Share	$ 100	$ 100
Preferred Stock, Shares Authorized	6,000	6,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares, Issued	170,000	170,000
Common Stock, Shares, Outstanding	170,000	170,000
Voting Common Stock
Common Stock, Par or Stated Value Per Share	$ 100	$ 100
Common Stock, Shares Authorized	2,000	2,000
Common Stock, Shares, Issued	1,700	1,700
Common Stock, Shares, Outstanding	1,700	1,700
Nonvoting Common Stock
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	198,000	198,000
Common Stock, Shares, Issued	168,300	168,300
Common Stock, Shares, Outstanding	168,300	168,300